Subsequent Events	12 Months Ended
Jul. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 14 – Subsequent Events

Except as disclosed elsewhere herein, below are the Company’s subsequent events.

On September 6, 2022, the Company entered in an agreement with Mountain View Office Park LLC for office space at Mountain View Office Park, Building 820, Suite 200, in Ewing, New Jersey. The lease is estimated to commence on January 1, 2023 and expire on December 31, 2025, with an option to renew for one additional three-year term. Estimated future commitments for fixed rental payments total $0.3 million.

On October 2, 2022, the Company’s Board of Directors authorized a restructuring plan (the “Restructuring Plan”) that is designed to prioritize clinical activities in melanoma to reduce operating expenses while advancing our lead product candidate, TAVO™-EP, toward near-term data milestones in connection with the KEYNOTE-695 clinical trial. As part of the Restructuring Plan, the Company restructured its internal operations and reduced its workforce by approximately 45%, or approximately 18 employees.

The Company currently estimates that it will incur charges of approximately $750,000 to $800,000 in connection with the Restructuring Plan, consisting primarily of cash expenditures for employee transition, notice period and severance payments, retention bonus payments, and related costs as well as non-cash expenses related to vesting of share-based awards. The Company expects that the majority of the restructuring charges will be incurred in the fourth calendar quarter of 2022 and first calendar quarter of 2023, and that the execution of the Restructuring Plan will be substantially complete by the second calendar quarter of 2023.

The charges that the Company expects to incur in connection with the Restructuring Plan are estimates and subject to a number of assumptions, and actual results may differ materially. The foregoing estimated amounts do not include any non-cash charges associated with stock-based compensation. The Company expects to operationalize additional cost reduction actions that will include other incremental cost reduction actions unrelated to workforce reductions.

Reverse Stock Split

The Board of Directors of the Company approved a reverse stock split of the Company’s authorized, issued and outstanding shares of common stock at a ratio of 1-for-22 (the “Reverse Stock Split”). The Reverse Stock Split became effective on November 9, 2022 (the “Effective Date”). All share and per share amounts for all periods presented in the accompanying consolidated financial statements and notes thereto have been adjusted, on a retrospective basis, to reflect the Reverse Stock Split, unless otherwise stated. The number of authorized shares were also proportionately adjusted and the par value remained un affected.

Convertible Promissory Note (unaudited)

On November 25, 2022 (the “Funding Date”), the Company entered into a Convertible Promissory Note and Security agreement with Grand Decade Developments Limited, a British Virgin Islands limited company and a wholly owned subsidiary of Grand Pharmaceutical Group Limited (“GDDL”), pursuant to which the Company issued a Secured Convertible Promissory Note (the “Note”) to GDDL. The Note has a principal amount of $2,000,000, bears interest at a rate of 5% per annum until November 25, 2023 and 10% per annum thereafter (the “Interest Rate”) and matures on November 25, 2024 (the “Maturity Date”), on which date the principal balance and all accrued interest under the Note shall be due and payable. The Interest Rate will be 10% per annum upon occurrence of an event of default, including, but not limited to, the failure by the Company to make payment of principal or interest due under the Note on the Maturity Date, and any commencement by the Company of a case under any applicable bankruptcy or insolvency laws. The principal and interest accrued on the Note may be prepaid without any further agreement of the parties to the Note, or converted (as described below) upon the agreement of the parties to the Note, at any time without penalty to the Company.

Subject to the consent of GDDL, the Note is convertible into such number of fully paid and non-assessable shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”), into such number of fully paid and non-assessable shares of Common Stock as determined by dividing (i) any portion of the unpaid principal and accrued interest of the Note then outstanding by (ii) the greater of (a) the last closing bid price of a share of Common Stock as reported on the Nasdaq Capital Market (“Nasdaq”) on the date the Company and GDDL agree to such conversion and (b) the average closing bid price of a share of Common Stock as reported on Nasdaq for the thirty trading days immediately preceding such date, subject to a share cap of 360,769 shares of Common Stock (the “Share Cap”), representing 19.99% of the total issued and outstanding shares of Common Stock as of November 25, 2022.

Additionally, if at any time after the Funding Date the last closing bid price of a share of Common Stock as reported on the Nasdaq for ten consecutive trading days or the average closing bid price of a share Common Stock as reported on Nasdaq for the thirty trading days immediately preceding such date is equal to or exceeds $44.00 (subject to any reorganization, recapitalization, reclassification, stock dividend, stock split, reverse stock split or other substantially similar transaction), GDDL may require that the Company prepay the Note through conversion of the then outstanding principal and/or any accrued interest thereon into shares of Common Stock, in whole or in part.

The unpaid principal of and any accrued interest on the Note constitute unsubordinated obligations of the Company and are senior and preferred in right of payment to all equity securities of the Company outstanding as of the Funding Date, which are secured by all of the Company’s right, title and interest, in and to certain of the Company’s intellectual property rights in Hong Kong, Taiwan, China and South Korea, as specified in the Note; provided, however, that the Company may incur or guarantee additional indebtedness after the Funding Date, whether such indebtedness are senior, pari passu or junior to the obligations under the Note.